Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Trade Receivables [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 15	$ 15	$ 12
Additions/ (Deductions)	1		3
Balance at end of period	16	15	15
Valuation Allowance of Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,548	1,502	1,578
Translation adjustment	(4)	(16)	24
Charged to costs and expenses		143	3
Additions/ (Deductions)	(10)	(81)	(103)
Balance at end of period	$ 1,534	$ 1,548	$ 1,502